UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, DC 20549




                                 FORM N-PX

                    ANNUAL REPORT OF PROXY VOTING RECORD
                OF REGISTERED MANAGEMENT INVESTMENT COMPANY


                Investment Company Act file number   811-3627

                        Greenspring Fund, Incorporated
              (Exact Name of Registrant as Specified in Charter)

                        2330 West Joppa Road, Suite 110
                        Lutherville, Maryland 21093-4641
              (Address of Principal Executive Offices)(Zip Code)

    Registrant's Telephone Number, including Area Code: (410)823-5353

                       Mr. Charles vK. Carlson, President
                        2330 West Joppa Road, Suite 110
                        Lutherville, Maryland 21093-4641
                     (Name and address of Agent for Service)

                   Date of fiscal year end: December 31, 2012

                   Date of reporting period: June 30, 2012


Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5
(239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule
30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC
20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.


Item 1. Proxy Voting Record 07/01/11-06/30/12


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
                                          MEETING                                   PROPOSED	  VOTE  FOR/AGAINST FOR/AGAINST
    ISSUER	     	     TICKER    CUSIP	 DATE			MATTER VOTED ON		   BY	 	  CAST   ABSTAIN    MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------
CA, Inc.			CA	12673P105	08/03/11	1) Election of Directors	Management	07/28/11	For		For
									2) Ratify KPMG as IA		Management	07/28/11	For		For
									3) Approval of exec. comp.	Management	07/28/11	For		For
									4) Frequency of approval	Management	07/28/11	For		For
									   of exec. compensation
									5) Approval of 2011 Incentive	Management	07/28/11	For		For
									   Plan
									6) Approval of 2012 Employee	Management	07/28/11	For		For
									   Stock Purchase Plan

Prestige Brands		PBH	74112D101	08/02/11	1) Election of Directors	Management	07/28/11	For		For
Holdings, Inc.							2) Ratify PwC as IA		Management	07/28/11	For		For
									3) Approval of exec. comp.	Management	07/28/11	For		For
									4) Frequency of approval of	Management	07/28/11	For		For
									   exec. compensation

Hampden Bancorp		HBNK	40867E107	11/01/11	1) Election of Directors	Management	10/12/11	For		For
									2) Ratify Wolf & Co. as IA	Management	10/12/11	For		For

Cisco Systems, Inc.	CSCO	17275R102	12/07/11	1) Election of Directors	Management	11/16/11	For		For
									2) Approval of Amended		Management	11/16/11	For		For
									   Stock Incentive Plan
									3) Approval of exec. comp.	Management	11/16/11	For		For
									4) Frequency of approval	Management
									   of exec. compensation
									5) Ratify PwC as IA		Management	11/16/11	For		For
									6) Establishment of Board	Shareholder	11/16/11	Against	For
									   Committee on Environmental
									   Sustainability
									7) Requirement to publish	Shareholder	11/16/11	Against	For
									   Internet Fragmentation
									   Report to shareholders
									   within 6 months
									8) Requirement that execs.	Shareholder	11/16/11	Against	For
									   retain significant
									   percentage of shares for
									   two years following
									   termination

Emerson Electric Co.	EMR	291011104	02/07/12	1) Election of Directors	Management	02/06/12	For		For
									2) Approval of executive	Management	02/06/12	For		For
									   compensation
									3) Ratify KPMG as IA		Management	02/06/12	For		For
									4) Issuance of Sustainability Shareholder	02/06/12	Against	For
									   Report
									5) Declassification of Board	Shareholder	02/06/12	For		Against

BCSB Bancorp, Inc.	BCSB	055367106	02/08/12	1) Election of Directors	Management	02/06/12	For		For
									2) Ratify Stegman & Co. as IA	Management	02/06/12	For		For
									3) Approval of executive	Management	02/06/12	For		For
									   compensation

Essa Bancorp		ESSA	29667D104	03/01/12	1) Election of Directors	Management	02/28/12	For		For
									2) Ratify IA			Management	02/28/12	For		For
									3) Consideration of		Management	02/28/12	For		For
									   advisory non binding
									   resolution regarding
									   executive compensation

Hanesbrands, Inc.		HBI	410345102	04/24/12	1) Election of Directors	Management	03/28/12	For		For
									2) Ratify PwC as IA		Management	03/28/12	For		For
									3) Advisory vote to approve	Management	03/28/12	For		For
									   executive compensation

Pentair, Inc.		PNR	709631105	04/25/12	1) Election of Directors	Management	04/18/12	For		For
									2) Advisory vote to approve	Management	04/18/12	For		For
									   executive compensation
									3) Ratify DT as IA		Management	04/18/12	For		For

Shore Bancshares, Inc.	SHBI	825107105	04/25/12	1) Election of Directors	Management	04/09/12	For		For
									2) Ratify Stegman & Co. as IA	Management	04/09/12	For		For
									3) Advisory vote to approve	Management	04/09/12	For		For
									   executive compensation

Suncor Energy, Inc.	SU	867224107	05/01/12	1) Election of Directors	Management	04/25/12	For		For
									2) Re-appoint PwC as IA		Management	04/25/12	For		For
									3) Approval of executive	Management	04/25/12	For		For
									   compensation

NTelos Holdings Corp.	NTLS	67020Q305	05/01/12	1) Election of Directors	Management	04/0312	For		For
									2) Advisory approval on		Management	04/03/12	For		For
									   executive compensation
									3) Ratify KPMG as IA		Management	04/03/12	For		For

Cardinal Financial	CFNL	14149F109	04/20/12	1) Election of Directors	Management	04/09/12	For		For
Corporation								2) Advisory approval of		Management	04/09/12	For		For
									   executive compensation
									3) Ratify KPMG as IA		Management	04/09/12	For		For

EOG Resources, Inc.	EOG	26875P101	05/02/12	1) Election of Directors	Management	04/25/12	For		For
									2) Ratify DT as IA		Management	04/25/12	For		For
									3) Approval of executive	Management	04/25/12	For		For
									   compensation
									4) Accelerated vesting of	Shareholder	04/25/12	Against	For
									   executive officer stock
									   awards upon change of
									   control
									5) Stock retention for		Shareholder	04/25/12	Against	For
									   executive officers

MasTec, Inc.		MTZ	576323109	05/09/12	1) Election of Directors	Management	05/02/12	For		For
									2) Ratify BDO USA as IA		Management	05/02/12	For		For
									3) Approval of annual		Management	05/02/12	For		For
									   incentive plan for
									   executive officers

Assurant, Inc.		AIZ	04621X108	05/10/12	1) Election of Directors	Management	05/03/12	For		For
									2) Appointment of PwC as IA	Management	05/03/12	For		For
									3) Advisory approval of 	Management	05/03/12	For		For
									   executive compensation

Energen Corp.		EGN	29265N108	04/25/12	1) Election of Directors	Management	04/18/12	For		For
									2) Ratify IA			Management	04/18/12	For		For
									3) Advisory resolution		Management	04/18/12	For		For
									   relating to executive
									   compensation
									4) Shareholder proposal		Shareholder	04/18/12	For		Against

OmniAmerican		OABC	68216R107	05/15/12	1) Election of Directors	Management	05/09/12	For		For
Bancorp, Inc.							2) Ratify KPMG as IA		Management	05/09/12	For		For
									3) Approval of executive	Management	05/09/12	For		For
									   compensation

OceanFirst			OCFC	675234108	05/10/12	1) Election of Directors	Management	05/03/12	For		For
Financial Corp.							2) Advisory vote on		Management	05/03/12	For		For
									   executive compensation
									3) Ratify KPMG as IA		Management	05/03/12	For		For

Lumos Networks Corp.	LMOS	550283105	05/17/12	1) Election of Directors	Management	04/16/12	For		For
									2) Advisory vote on		Management	04/16/12	For		For
									   executive compensation
									3) Frequency of vote on		Management	04/16/12	For		For
									   advisory approval of
									   executive compensation
									4) Ratify KPMG as IA		Management	04/16/12	For		For

j2 Global, Inc.		JCOM	48123V102	05/10/12	1) Election of Directors	Management	04/30/12	For		For
									2) Ratify Singerlewak as IA	Management	04/30/12	For		For
									3) Advisory vote on executive	Management	04/30/12	For		For
									   compensation
									4) Other business			Management	04/30/12	For		For

Middleburg			MBRG	596094102	05/02/12	1) Election of Directors	Management	04/25/12	For		For
Financial Corp.							2) Ratify Yount, Hyde and	Management	04/25/12	For		For
									   Barbour as IA

Bioscrip, Inc.		BIOS	09069N108	05/01/12	1) Election of Directors	Management	04/19/12	For		For
									2) Advisory vote on 		Management	04/19/12	For		For
									   executive compensation
									3) Ratify E&Y as IA		Management	04/19/12	For		For

Home Bancorp, Inc.	HBCP	43689E107	05/09/12	1) Election of Directors	Management	05/02/12	For		For
									2) Ratify Porter Keadle		Management	05/02/12	For		For
									   Moore as IA

Republic Services, Inc.	RGS	760759100	05/17/12	1) Election of Directors	Management	05/07/12	For		For
									2) Advisory vote on		Management	05/07/12	For		For
									   executive compensation
									3) Ratify E&Y as IA		Management	05/07/12	For		For
									4) Payments upon death of	Shareholder	05/07/12	Against	For
									   senior executive
									5) Political contributions	Shareholder	05/07/12	Against	For
									   and expenditures

Rosetta Resources, Inc.	ROSE	777779307	05/17/12	1) Election of Directors	Management	05/07/12	For		For
									2) Advisory vote on		Management	05/07/12	For		For
									   executive compensation
									3) Ratify PwC as IA		Management	05/07/12	For		For

PartnerRe Ltd.		PRE	G6852T105	05/16/12	1) Election of Directors	Management	05/07/12	For		For
									2) Re-appoint DT as IA		Management	05/07/12	For		For
									3) Approval of amendment	Management	05/07/12	For		For
									   to 2003 Non-Employee
									   Directors Share Plan
									4) Advisory vote on 		Management	05/07/12	For		For
									   executive compensation

ON Semiconductor		ONNN	682189105	05/15/12	1) Election of Directors	Management	05/03/12	For		For
Corporation								2) Advisory vote on		Management	05/03/12	For		For
									   executive compensation
									3) Ratify PwC as IA		Management	05/03/12	For		For
									4) Approval of amendment to	Management	05/03/12	For		For
									   Stock Incentive Plan to
									   increase number of shares
									   available under plan

ConocoPhillips		COP	20825C105	05/09/12	1) Election of Directors	Management	04/25/12	For		For
									2) Ratify E&Y as IA		Management	04/25/12	For		For
									3) Advisory vote on		Management	04/25/12	Against	Against
									   executive compensation
									4) Company Environmental	Shareholder	04/25/12	Against	For
									   Policy
									5) Accident Risk Mitigation	Shareholder	04/25/12	Against	For
									6) Report on Grassroots		Shareholder	04/25/12	Against	For
									   Lobbying Expenditures
									7) Greenhouse Gas Reduction	Shareholder	04/25/12	Against	For
									   Targets
									8) Gender Expression 		Shareholder	04/25/12	Against	For
									   Non-Discrimination

PPL Corporation		PPL	69351T106	05/16/12	1) Election of Directors	Management	05/14/12	For		For
									2) Approval of 2012 Stock	Management	05/14/12	For		For
									   Incentive Plan
									3) Ratify IA			Management	05/14/12	For		For
									4) Advisory vote on		Management	05/14/12	For		For
									   executive compensation
									5) Director Election Majority	Shareholder	05/14/12	For		Against
									   Vote

W.R. Berkley		WRB	084423102	05/22/12	1) Election of Directors	Management	05/21/12	For		For
Corporation								2) Approval of 2012 Stock	Management	05/21/12	For		For
									   Incentive Plan
									3) Advisory vote on 		Management	05/21/12	For		For
									   executive compensation
									4) Ratify KPMG as IA		Management	05/21/12	For		For

Emcor Group, Inc.		EME	29084Q100	05/31/12	1) Election of Directors	Management	05/23/12	For		For
									2) Advisory vote on		Management	05/23/12	For		For
									   executive compensation
									3) Ratify E&Y as IA		Management	05/23/12	For		For

Rush Enterprises, Inc.	RUSH	781846308	05/15/12	1) Election of Directors	Management	05/07/12	For		For
									2) Ratify E&Y as  IA		Management	05/07/12	For		For

NGP Capital Resources	NGPC	62912R107	05/16/12	1) Election of Directors	Management	05/03/12	For		For
									2) Ratify E&Y as IA		Management	05/03/12	For		For
									3) To adjourn meeting to	Management	05/03/12	For		For
									   solicit additional
									   proxies, if necessary

Westfield			WFD	96008P104	05/17/12	1) Election of Directors	Management	05/16/12	For		For
Financial, Inc.							2) Advisory vote on		Management	05/16/12	For		For
									   executive compensation
									3) Ratify Wolf & Co. as IA	Management	05/16/12	For		For

Rudolph			RTEC	781270103	05/23/12	1) Election of Directors	Management	05/07/12	For		For
Technologies, Inc.						2) Advisory vote on		Management	05/07/12	For		For
									   executive compensation
									3) Ratify E&Y as IA		Management	05/07/12	For		For

American National		AMNB	027745108	05/15/12	1) Election of Directors	Management	05/09/12	For		For
Bankshares, Inc.							2) Advisory vote on		Management	05/09/12	For		For
									   executive compensation

Heritage Financial	HBOS	42726X102	05/23/12	1) Election of Directors	Management	05/21/12	For		For
Group, Inc.								2) Advisory vote on		Management	05/21/12	For		For
									   executive compensation
									3) Ratify Mauldin & Jenkins	Management	05/21/12	For		For
									   as IA

FTI Consulting, Inc.	FCN	302941109	06/06/12	1) Election of Directors	Management	05/24/12	For		For
									2) Ratify KPMG as IA		Management	05/24/12	For		For
									3) Advisory vote on		Management	05/24/12	For		For
									   executive compensation

Michael Baker		BKR	057149106	05/30/12	1) Election of Directors	Management	05/09/12 For/Against For/Against
Corporation								2) Advisory vote on		Management	05/09/12	For		For
									   executive compensation
									3) Ratify DT as IA		Management	05/09/12	For		For

Southern National		SONA	843395104	05/17/12	1) Election of Directors	Management	05/16/12	For		For
Bancorp of VA, Inc.						2) Ratify KPMG as IA		Management	05/16/12	For		For
									3) Advisory vote on		Management	05/16/12	For		For
									   executive compensation

Chicopee Bancorp, Inc.	CBNK	168565109	05/30/12	1) Election of Directors	Management	05/21/12	For		For
									2) Ratify Berry, Dunn,		Management	05/21/12	For		For
									   McNeil & Parker as IA
									3) Advisory vote on		Management	05/21/12	For		For
									   executive compensation

Newpark Resources, Inc.	NR	651718504	06/07/12	1) Election of Directors	Management	05/23/12	For		For
									2) Advisory vote on		Management	05/23/12	For		For
									   executive compensation
									3) Ratify DT as IA		Management	05/23/12	For		For

Global Indemnity plc	GBLI	G39319101	06/06/12	1) Election of Directors	Management	05/30/12	For		For
									2) Authorization to make	Management	05/30/12	For		For
									   open market purchases
									   of A ordinary shares
									3) Authorization to reissue	Management	05/30/12	For		For
									   price range of A ordinary
									   shares held as treasury
									   shares
									4) Ratify PwC as IA		Management	05/30/12	For		For
									5a)Election of Wind River	Management	05/30/12	For		For
									   directors
									5b)Ratify PwC as IA for		Management	05/30/12	For		For
									   Wind River
									6) Authorization to hold 2013	Management	05/30/12	For		For
									   Annual Meeting outside of
									   Ireland
									7) To transact such other	Management	05/30/12	For		For
									   business

Harmonic, Inc.		HLIT	413160102	06/27/12	1) Election of Directors	Management	05/30/12	For		For
									2) Advisory vote on 		Management	05/30/12	For		For
									   executive compensation
									3) Amendment to 1995 Stock	Management	05/30/12	For		For
									   Plan to increase the
									   number of shares of
									   common stock reserved for
									   issuance
									4) Amendment to the Director	Management	05/30/12	For		For
									   Stock Plan to increase the
									   number of common stock
									   reserved for issuance
									5) Ratify PwC as IA		Management	05/30/12	For		For

GSI Group, Inc.		GSIG	36191C205	06/24/12	1) Election of Directors	Management	05/24/12	For		For
									2) Appoint E&Y as IA		Management	05/24/12	For		For



Signatures

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Greenspring Fund, Incorporated

By: /s/ Charles vK. Carlson
Charles vK. Carlson
Chief Executive Officer

August 9, 2012